NMLT 2021-INV1 Trust ABS 15G

Exhibit 99.8

Data Compare Summary (Total)
Run Date - 5/13/2021 5:49:27 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	32	901	3.55%	937
Amortization Term	14	196	7.14%	937
Amortization Type	0	266	0.00%	937
Appraisal As-Is Value	24	138	17.39%	937
Appraisal Date	34	35	97.14%	937
Appraisal Effective Date	14	81	17.28%	937
Appraised Value	3	80	3.75%	937
As-Is Value Used For LTV Calculation	2	44	4.55%	937
Balloon Flag	0	15	0.00%	937
Borrower First Name	144	211	68.25%	937
Borrower Full Name	213	264	80.68%	937
Borrower Last Name	212	251	84.46%	937
Borrower SSN	115	180	63.89%	937
City	15	925	1.62%	937
Coborrower First Name	19	39	48.72%	937
Coborrower Full Name	3	3	100.00%	937
Coborrower Last Name	19	39	48.72%	937
Coborrower SSN	21	39	53.85%	937
Contract Sales Price	102	195	52.31%	937
Cost Basis	0	14	0.00%	937
Debt Service Coverage Ratio	23	60	38.33%	937
First Interest Rate Change Date	0	61	0.00%	937
First Payment Date	9	931	0.97%	937
Flood Insurance Annual Premium	2	2	100.00%	937
Guarantor 1 First Name	19	32	59.38%	937
Guarantor 1 Last Name	20	31	64.52%	937
Guarantor 2 First Name	4	12	33.33%	937
Guarantor 2 Last Name	1	4	25.00%	937
Hazard Insurance Annual Premium	2	2	100.00%	937
Hazard Insurance Monthly Premium	32	256	12.50%	937
Index Type	16	30	53.33%	937
Interest Only	0	124	0.00%	937
Interest Only Period	0	2	0.00%	937
Interest Rate Change Frequency	0	61	0.00%	937
Interest Rate Initial Cap	0	35	0.00%	937
Interest Rate Initial Floor	48	60	80.00%	937
Interest Rate Life Cap	12	84	14.29%	937
Interest Rate Life Floor	7	7	100.00%	937
Interest Rate Life Max	0	23	0.00%	937
Interest Rate Life Min	17	23	73.91%	937
Interest Rate Periodic Cap	12	77	15.58%	937
Interest Rate Periodic Floor	35	65	53.85%	937
Investor: Qualifying Total Debt Ratio	0	5	0.00%	937
Lien Position	0	209	0.00%	937
Lookback Period	0	23	0.00%	937
LTV Valuation Value	4	606	0.66%	937
Margin	31	84	36.90%	937
Maturity Date	6	908	0.66%	937
Monthly HOA Dues	8	26	30.77%	937
Monthly Taxes	47	261	18.01%	937
Next Interest Rate Change Date	0	23	0.00%	937
Note Date	22	272	8.09%	937
Occupancy	0	29	0.00%	937
Original As-Is LTV	3	3	100.00%	937
Original CLTV	8	366	2.19%	937
Original Interest Rate	16	909	1.76%	937
Original Interest Rate Period	0	23	0.00%	937
Original Loan Amount	6	892	0.67%	937
Original LTV	7	798	0.88%	937
Original P&I	14	135	10.37%	937
Original PITI	23	25	92.00%	937
Original PITIA	31	75	41.33%	937
Original Term	0	209	0.00%	937
Origination Channel	163	193	84.46%	937
Payment Frequency	0	5	0.00%	937
Prepayment Penalty	0	20	0.00%	937
Prepayment Penalty Period (months)	1	36	2.78%	937
Prepayment Terms	1	13	7.69%	937
Product Description	14	15	93.33%	937
Property Type	38	481	7.90%	937
Purpose	8	903	0.89%	937
Refi Purpose	14	555	2.52%	937
Representative FICO	47	847	5.55%	937
Rounding Factor	0	28	0.00%	937
State	5	929	0.54%	937
Street	145	929	15.61%	937
Subject Debt Service Coverage Ratio	87	340	25.59%	937
Total Cash-out	5	5	100.00%	937
Total PITIA	23	76	30.26%	937
Value Used For LTV Calculation	0	2	0.00%	937
Zip	16	926	1.73%	937
Total	2,038	18,082	3.55%	937